Segments - Segment Reporting Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Dayrate revenue	$ 642.0	$ 358.7	$ 205.8
Related party revenue	129.6	85.1	39.5
Intersegment revenue			0.0
Gain on disposals	0.6	4.2	1.2
Rig operating and maintenance expenses	(359.3)	(264.9)	(180.5)
Intersegment expenses			0.0
Depreciation of non-current assets	(117.4)	(116.5)	(119.6)
Impairment of non-current assets		(131.7)
General and administrative expenses	(45.1)	(36.8)	(34.7)
Income from equity method investments	4.9	1.2	16.1
Operating income including equity method investment	255.3	(100.7)	(72.2)
Total assets	3,080.1	3,001.7	3,080.3
Operating segments | Dayrate
Segment Reporting Information [Line Items]
Dayrate revenue	954.2	600.0	205.8
Related party revenue	0.0	0.0	39.5
Gain on disposals	0.0	0.0	0.0
Rig operating and maintenance expenses	(665.2)	(501.2)	(339.7)
Depreciation of non-current assets	(115.5)	(114.9)	(117.6)
Impairment of non-current assets		(131.7)
General and administrative expenses	0.0	0.0	0.0
Income from equity method investments	0.0	0.0	0.0
Operating income including equity method investment	173.5	(147.8)	(123.5)
Total assets	3,401.0	3,287.9	3,277.6
Operating segments | IWS
Segment Reporting Information [Line Items]
Dayrate revenue			301.6
Related party revenue			0.0
Gain on disposals			0.0
Rig operating and maintenance expenses			(186.3)
Depreciation of non-current assets			0.0
General and administrative expenses			0.0
Income from equity method investments			0.0
Operating income including equity method investment			26.8
Total assets			0.0
Intersegment eliminations
Segment Reporting Information [Line Items]
Intersegment revenue			(88.5)
Intersegment expenses			88.5
Intersegment eliminations | Dayrate
Segment Reporting Information [Line Items]
Intersegment revenue			88.5
Intersegment expenses			0.0
Intersegment eliminations | IWS
Segment Reporting Information [Line Items]
Intersegment revenue			0.0
Intersegment expenses			(88.5)
Reconciling items
Segment Reporting Information [Line Items]
Dayrate revenue	(312.2)	(241.3)	(301.6)
Related party revenue	129.6	85.1	0.0
Gain on disposals	0.6	4.2	1.2
Rig operating and maintenance expenses	305.9	236.3	345.5
Depreciation of non-current assets	(1.9)	(1.6)	(2.0)
Impairment of non-current assets		0.0
General and administrative expenses	(45.1)	(36.8)	(34.7)
Income from equity method investments	4.9	1.2	16.1
Operating income including equity method investment	81.8	47.1	24.5
Total assets	$ (320.9)	$ (286.2)	$ (197.3)